Document and Entity Information	12 Months Ended
Dec. 31, 2024
Document and Entity Information [Abstract]
Document Type	DEFR14A
Entity Registrant Name	FIRST FINANCIAL CORP
Entity Central Index Key	0000714562
Amendment Flag	false